Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
FNMA
Fair Value, Option, Quantitative Disclosures [Line Items]
Default rate assumed						2.37%
GNMA I
Fair Value, Option, Quantitative Disclosures [Line Items]
Default rate assumed						5.41%
Mortgage Loans Held For Sale | Gains on mortgage loans held for sale
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains from changes in estimated fair values	$ 22,199,000	$ 5,353,000	$ 23,328,000	$ 5,606,000	$ 7,363,000	$ 3,528,122	$ 1,565,087
Level 2
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of debt						$ 208,000,000	$ 66,100,000